Income Taxes - Schedule of Deferred Tax Asset (Details) (USD $)	Sep. 30, 2014	Mar. 31, 2014
Deferred tax asset attributable to:
Net operating loss carryover	$ 1,454,596	$ 1,049,535
Less: valuation allowance	(1,454,596)	(1,049,535)
Net deferred tax asset	$ 0	$ 0